EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2023 and 2022 are as follows:

	2023	2022
Plan assets - Defined contribution pension plan	11,695	9,179
Total assets	11,695	9,179

Actuarial liabilities - Defined benefit pension plan	498,732	658,492
Acturial liabilities - Post-employment health care benefit	196,446	224,180
Retirement and termination benefit liabilities	11,798	11,222
Total liabilities	706,976	893,894

Current	209	516
Non-current	706,767	893,378

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement. The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans.

The Company and its subsidiaries in Brazil sponsor a defined benefit pension plan (Brazilian plans), managed by Gerdau - Sociedade de Previdência Privada (GPrev), a closed supplementary pension plan, which were settled in 2010 and include only participants who decided not to transfer the reserve to a new defined contribution plan and, therefore, opted to maintain the benefit settled in the defined benefit plan, which has been adjusted by the INPC (National Consumer Price Index).

The potential effects of changes to the North American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(17,449)	14,636

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (578,055) as of December 31, 2023 (R$ (674,625) as of December 31, 2022).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2023	2022	2021
Cost of current service	46,176	63,616	74,840
Interest expense	204,604	169,526	170,897
Return on plan assets	(187,247)	(150,700)	(136,933)
Past service cost	—	—	7,093
Settlement	—	—	(847)
Interest cost on unrecoverable surplus	13,645	10,440	4,371
Net pension cost	77,178	92,882	119,421

The reconciliations of assets and liabilities of the plans are as follows:

	2023	2022
Present value of defined benefit obligation	(3,573,044)	(3,841,213)
Fair value of plan assets	3,383,887	3,499,475
Asset ceiling restrictions on recognition of net funded assets	(309,575)	(316,754)
Net	(498,732)	(658,492)
Defined benefit obligation	(498,732)	(658,492)

Changes in plan assets and actuarial liabilities were as follows:

	2023	2022	2021
Variation of the plan obligations
Obligation at the begining of the year	3,841,213	5,409,065	5,921,285
Cost of service	46,176	63,616	74,840
Interest expense	204,604	169,526	170,897
Payments of the benefits	(410,621)	(317,779)	(486,310)
Past service cost	—	—	7,093
Settlement	—	—	(228,881)
Acturial remeasurements	117,644	(1,058,898)	(457,421)
Exchange Variance	(225,972)	(424,317)	407,562
Obligation at the end of the year	3,573,044	3,841,213	5,409,065

	2023	2022	2021
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,499,475	4,647,361	4,652,000
Return of the plan assets	187,247	150,700	136,933
Contributions from sponsors	75,321	173,316	244,123
Settlement	—	—	(228,034)
Payments of benefits	(413,565)	(317,779)	(486,310)
Remeasurement	214,503	(791,672)	25,498
Exchange Variance	(179,094)	(362,451)	303,151
Fair value of plan assets at the end of the year	3,383,887	3,499,475	4,647,361

The fair value of plan assets includes shares of the Company in the amount of R$ 0 as of December 31, 2023 (R$ 10,084 as of December 31, 2022).

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2023	2022	2021
Return of the plan assets	(214,503)	791,672	(25,498)
Actuarial Remeasurements	117,644	(1,058,898)	(457,421)
Restriction recognized in Other Comprehensive Income	(22,456)	4,965	178,941
Remeasurements recognized in Other Comprehensive Income	(119,315)	(262,261)	(303,978)

The historical actuarial remeasurements are as follows:

	2023	2022	2021	2020	2019
Present value of defined benefit obligation	(3,573,044)	(3,841,213)	(5,409,065)	(5,921,285)	(4,601,965)
Fair value of the plan assets	3,383,887	3,499,475	4,647,361	4,652,000	3,656,891
Surplus (Deficit)	(189,157)	(341,738)	(761,704)	(1,269,285)	(945,074)
Experience adjustments on plan liabilities (Gain)	117,644	(1,058,898)	(457,421)	467,106	546,911
Experience adjustments on plan assets (Gain)	(214,503)	791,672	(25,498)	(334,675)	(386,767)

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2023
	Brazilian Plans	American Plans
Fixed income	99.7%	83.6%
Variable income	—	11.6%
Others	0.3%	4.8%
Total	100.0%	100.0%

	2022
	Brazilian Plans	American Plans
Fixed income	99.5%	48.1%
Variable income	—	41.2%
Others	0.5%	10.7%
Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 10% in shares, 85% in debt securities and 5% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2023 and 2022, respectively:

	2023
	Brazilian Plan	North America Plan
Average discount rate	9.03%	4,12% -5,11%
Rate of increase in compensation	Not applicable	1.50%
Mortality table	AT-2000 per sex	RP-2006 and MP-2023
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2023
Rate of rotation	Null	Based on age and/or the service

	2022
	Brazilian Plan	North America Plan
Average discount rate	9.81%	5.05% - 5.11%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2022
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2022
Rate of rotation	Null	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 196,027 in 2023 (R$ 184,984 in 2022 and R$ 162,133 in 2021).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2023	2022	2021
Current service cost	2,069	3,005	3,458
Interest expense	10,127	8,102	8,239
Past service cost	—	—	(32,434)
Net cost pension benefit	12,196	11,107	(20,737)

The funded status of the post-employment health benefits plans is as follows:

	2023	2022
Present value of obligations	(196,446)	(224,180)
Total net liabilities	(196,446)	(224,180)

Changes in plan assets and actuarial liabilities were as follows:

	2023	2022	2021
Change in benefit obligation
Benefit obligation at beginning of the year	224,180	318,181	362,944
Cost of service	2,069	3,005	3,458
Interest expense	10,127	8,102	8,239
Past service cost	—	—	(32,434)
Contributions from participants	1,096	1,472	2,032
Payment of benefits	(20,265)	(17,488)	(17,431)
Remeasurements	(7,232)	(61,524)	(36,938)
Exchange variations	(13,530)	(27,568)	28,311
Benefit obligation at the end of the year	196,445	224,180	318,181

	2023	2022	2021
Change in plan assets
Contributions from sponsors	19,168	16,016	24,713
Contributions from participants	1,096	1,472	2,032
Payments of benefits	(20,264)	(17,488)	(26,745)
Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2023	2022	2021	2020	2019
Present value of defined benefit obligation	(196,445)	(224,180)	(318,181)	(362,944)	(298,989)
Deficit	(196,445)	(224,180)	(318,181)	(362,944)	(298,989)
Experience adjustments on plan liabilities	(7,232)	(61,524)	(36,938)	(23,533)	11,202

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2023	2022	2021
Losses / Gains on actuarial obligation	(7,232)	(61,524)	(36,938)
Actuarial losses recognized in Equity	(7,232)	(61,524)	(36,938)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2023	2022
Average discount rate	4,63% - 4,92%	5.05% - 5.11%
Health treatment - rate assumed next year	4,84% - 7,60%	5.01% - 6.70%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3,26% - 4,50%	3.30% - 3.75%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	(425)	240
Effect over benefit plan obligations	(16,877)	20,149

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 11,798 as of December 31, 2023 (R$ 11,222 as of December 31, 2022).